Accounts and Notes Receivable, Net - Summary of Movements of allowance for credit losses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Beginning balance	$ 303,311	$ 310,968	$ 190,777
Addition	178,118	16,394	114,227
Exchange rate effect	(9,136)	(24,051)	5,964
Ending balance	$ 472,293	$ 303,311	$ 310,968